Investment (Home Inns and Hotels Management Inc. "Home Inns") (Narrative) (Details) (Home Inns [Member])	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	May 21, 2009	Dec. 31, 2008 Equity Method Investments [Member]	May 21, 2009 Common Stock [Member] Private Placement [Member] USD ($)	Dec. 31, 2011 ADS [Member] USD ($)	Mar. 31, 2009 ADS [Member] Available-for-sale Securities [Member]
Schedule of equity method investments [Line Items]
Percentage of equity interest purchased aggregate							10.00%
Ownership percentage of equity method investment			18.00%	9.00%
Cash payment for acquisition					$ 50,000,000
Purchase of shares, number aggregate			14,400,765
Purchase of shares, closing price						$ 25.8
Aggregate market value	$ 186,000,000	1,200,000,000